Deferred Acquisition Costs	12 Months Ended
Dec. 31, 2017
Deferred Acquisition Costs
(9)	Deferred Acquisition Costs
DAC at December 31 and the changes in the balance for the years then ended are as follows:

	2017	2016	2015
Balance, beginning of year	$5,246,343	6,283,236	4,362,771
Capitalization	730,825	1,006,773	911,425
Interest	239,127	172,195	181,239
Amortization	(1,244,315)	(1,438,375)	(1,331,923)
Change in shadow DAC	(1,121,140)	(777,486)	2,159,724
Balance, end of year	$3,850,840	5,246,343	6,283,236
The Company reviews its best-estimate assumptions each year and records “unlocking” as appropriate. These reviews are based on recent changes in the operations of the Company and actual and expected performance of in-force policies. The reviews include all assumptions, including mortality, lapses, expenses, and separate account returns. The revised best estimate assumptions were applied to the current in-force policies to project future gross profits.
The pretax impact on the Company’s assets and liabilities as a result of the unlocking during the years ended December 31 is as follows:

	2017	2016	2015
Assets:
DAC	$(177,274)	(246,669)	(109,797)
DSI	(35,266)	(51,156)	(32,400)
VOBA	—	(212)	(180)
Reinsurance and investment contract recoverables	(7,645)	2,934	5,471
Total increase (decrease) in assets	(220,185)	(295,103)	(136,906)
Liabilities:
Account balances and future policy benefit reserves	(330,853)	(412,959)	(154,064)
Unearned premiums	(7,070)	(1,787)	(48,369)
Total increase (decrease) in liabilities	(337,923)	(414,746)	(202,433)
Net increase (decrease) in income before taxes	$117,738	119,643	65,527